UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                Greenwood Villager, CO 80111
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5555 DTC Parkway, Suite 330

                            Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2018 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 81.8%				Diversified (continued)
	Diversified – 81.8%		25,970	Equinix, Inc., REIT........................................................	$ 9,155,983
	AEW Core Property Trust (U.S.), Inc., REIT..............		55,595	Fabege AB (Sweden).....................................................	741,187
132,272	Class A Shares.......................................................	$ 134,934,563	769,180	Frasers Logistics & Industrial Trust, REIT
47,116	Class B Shares.......................................................	48,064,372		(Singapore)...............................................................	581,280
24,886,932	AEW Value Investors US LP........................................	24,904,497	7,702	Gecina SA, REIT (France)............................................	997,177
562,619	Barings Core Property Fund LP....................................	73,832,427	128,968	Inmobiliaria Colonial SA (Spain).................................	1,202,070
53,911	Barings European Core Property Fund........................	61,706,755	36,410	Interxion Holding NV***(Netherlands)......................	1,971,966
71,887,668	CBRE U.S. Core Partners REIT Operating LP...........	102,080,489	326,114	Irish Residential Properties PLC, REIT......................	504,421
158,501	Clarion Lion Properties Fund LLC...............................	238,174,948	52,576	Klepierre, REIT (France)..............................................	1,624,044
86,966	Harrison Street Core Property Fund.............................	119,126,940	25,268	LEG Immobilien AG (Germany)...................................	2,638,000
172,306	Heitman America Real Estate LP.................................	213,146,304	133,353	Liberty Property Trust, REIT.........................................	5,584,824
97,822	Heitman Core Real Estate Debt Income Trust LP.......	100,421,600	730,766	Londonmetric Property, PLC, REIT
600	Invesco Core Real Estate USA.....................................	111,980,268		(United Kingdom).....................................................	1,620,696
799,259	Invesco Real Estate Asia Fund (Cayman) Unit Trust		1,057,000	Mapletree Logistics Trust, REIT (Singapore)..............	977,160
	Class A Units.........................................................	101,525,924	233,140	Merlin Properties Socimi SA, REIT (Spain)................	2,880,893
	LaSalle Property Fund LP		192,100	Mitsubishi Estate Co., Ltd. (Japan).............................	3,031,221
88,940	Class A Shares.........................................................	145,654,578	178,100	Mitsui Fudosan Co., Ltd. (Japan)................................	3,972,944
34,420	Class B Shares.........................................................	56,368,810	2,226,000	New World Development Co., Ltd. (Hong Kong).....	2,945,069
62,622	Mesa Core Lending Fund LP Class A .........................	66,362,287	2,682,345	Propertylink Group (Australia)....................................	2,163,258
49,078	Met Life Commercial Mortgage Income Fund............	50,311,333	211,110	Segro, PLC, REIT (United Kingdom).........................	1,583,809
1,729,434	RREEF America Reit II, LP.........................................	214,051,994	1,242	Sekisui House Reit, Inc. (Japan)..................................	795,478
5,729	Trumbull Property Fund, LP.........................................	64,398,106	43,519	TLG Immobilien AG (Germany).................................	1,207,656
9,001	Trumbull Property Income Fund, LP	113,060,143	74,762	UNITE Group, PLC, REIT (United Kingdom)..........	768,051
—	US Government Building, LP**...................................	100,828,535	74,262	Weyerhaeuser Co., REIT...........................................	1,623,367
	Total Private Investment Funds................................	2,140,934,873	51,242	Wihlborgs Fastigheter AB (Sweden).........................	592,035
	(Cost $2,004,526,468)				78,423,204

Common Stocks – 9.7%				Health Care – 0.5%
	Apartments/Single Family Residential – 1.5%		148,100	HCP, Inc., REIT............................................................	4,136,433
328,750	American Homes 4 Rent, REIT Class A shares........	6,525,688	90,011	Healthcare Trust of America, Inc., REIT
112,939	Apartment Investment & Management Co.,			Class A shares............................................................	2,278,178
	REIT Class A shares............................................	4,955,763	175,350	Physicians Realty Trust, REIT.....................................	2,810,861
57,319	AvalonBay Communities, Inc., REIT..........................	9,976,372	233,595	Primary Health Properties, PLC, REIT
64,400	Equity Residential, REIT..............................................	4,251,044		(United Kingdom).....................................................	330,492
9,382	Essex Property Trust, Inc., REIT.................................	2,300,560	38,750	Welltower, Inc., REIT..................................................	2,689,638
479,619	Independence Realty Trust, Inc., REIT.......................	4,402,902			12,245,602
43,047	InterRent Real Estate Investment Trust, REIT			Hotels – 0.5%
	(Canada)................................................................	411,488	193,400	City Developments, Ltd. (Singapore)..........................	1,152,212
2,320	Invincible Investment Corp., REIT (Japan).................	956,745	135,836	Extended Stay America, Inc........................................	2,105,458
296,820	Invitation Homes, Inc., REIT.......................................	5,960,146	1,583,600	Far East Hospitality Trust, REIT (Singapore)............	702,944
597	Japan Rental Housing Investments, Inc., REIT (Japan)	447,185	29,219	Hilton Grand Vacations, Inc.***.................................	771,089
137	Kenedix Residential Next Investment Corp., REIT		15,435	Hilton Worldwide Holdings, Inc.................................	1,108,233
	(Japan)...................................................................	209,115	151,875	Host Hotels & Resorts, Inc., REIT..............................	2,531,756
		40,397,008	13,875	Hyatt Hotels Corp.........................................................	937,950
	Diversified – 3.0%		3,340	Japan Hotel REIT Investment Corp. (Japan)..............	2,389,088
22,239	ADO Properties SA (Luxembourg)..............................	1,159,866	28,325	Pebblebrook Hotel Trust, REIT...................................	801,881
3,850	Altarea SCA, REIT (France)........................................	731,367	45,331	Sunstone Hotel Investors, Inc., REIT..........................	589,756
429,550	Arena, REIT (Australia)................................................	729,153			13,090,367
271,402	Aroundtown SA (Luxembourg)....................................	2,245,125		Mortgages – 0.0%
251,557	Atrium European Real Estate, Ltd. (Jersey)................	930,956	22,352	CYS Investments, Inc., REIT......................................	287,000
476,200	Capitaland Retail China Trust, REIT (Singapore)......	475,169
65,055	Castellum AB (Sweden)................................................	1,199,006		Office Properties – 1.2%
101,051	Charter Hall Group, REIT (Australia)..........................	528,120	61,581	Alexandria Real Estate Equities, Inc., REIT..............	7,096,594
24,400	Coresite Realty Corp., REIT.........................................	2,128,412	30,125	Boston Properties, Inc., REIT......................................	3,390,569
16,523	Covivio, REIT (France).................................................	1,594,011	71,975	Brandywine Realty Trust, REIT................................	926,318
3,138,324	Cromwll Property Group, REIT (Australia)................	2,188,372	725,000	Champion REIT (Hong Kong)...................................	496,265
17,896	Crown Castle International Corp., REIT......................	1,944,042	247,341	City Office REIT, Inc.................................................	2,535,245
66,199	Deutsche Wohnen SE (Germany).................................	3,033,903	34,000	Corporate Office Properties Trust, REIT..................	715,020
190,410	Dexus, REIT (Australia)...............................................	1,424,303	98	Daiwa Office Investment Corp., REIT (Japan)........	617,837
28,250	Digital Realty Trust, Inc., REIT...................................	3,010,038	93,600	Douglas Emmett, Inc., REIT.....................................	3,194,568
351,600	Dream Industrial Real Estate Investment Trust		108,926	Hudson Pacific Properties, Inc., REIT......................	3,165,390
	(Canada)...................................................................	2,451,825	72,225	Kilroy Realty Corp., REIT.........................................	4,541,508
272,200	Echo Investment SA .....................................................	236,389	3,663	MCUBS MidCity Investment Corp., REIT (Japan)	2,900,857
54,408	Entra ASA (Norway).....................................................	724,895	102,275	Paramount Group, Inc., REIT	1,284,574
39,445	EPR Properties, REIT....................................................	2,525,663			30,864,745

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2018 (Unaudited)(continued)

Shares		Value	Shares		Value
	Real Estate Operation / Development – 0.3%			Diversified (continued)
395,723	Essential Properties Realty Trust, Inc., REIT.........	$ 5,476,806		Vornado Realty Trust, REIT
551,300	Leoplace21 Corp. (Japan)........................................	2,193,028	1,900	Series L, 5.40%...................................................	$ 40,736
549,300	PropNex Ltd. *** (Singapore).................................	193,451	1,675	Series M, 5.25%..............................................	34,421
		7,863,285			482,038
	Regional Malls – 0.6%			Health Care – 0.0%
91,689	Macerich Co., The, REIT.........................................	3,968,300	3,650	Senior Housing Properties Trust, REIT 6.25%....	82,855
41,383	Simon Property Group, Inc., REIT.........................	6,951,930
125,215	Tanger Factory Outlet Centers, Inc., REIT............	2,531,847		Hotels – 0.0%
78,430	Taubman Centers, Inc., REIT..................................	3,567,780	825	Hersha Hospitality Trust, REIT Series D, 6.50%	16,665
		17,019,857	2,500	Pebblebrook Hotel Trust, REIT, Series D, 6.38%	58,000
	Residential – 0.1%		7,625	Sunstone Hotel Investors, Inc., REIT,
675,100	APAC Realty, Ltd. (Singapore)...............................	220,419		Series F, 6.45%...............................................	177,777
24,610	Sun Communities, Inc., REIT.................................	2,503,083			252,442
		2,723,502		Office Properties – 0.2%
	Shopping Centers – 0.6%		80	Highwoods Properties, Inc., Series A, REIT,
423	Kenedix Retail REIT Corp. (Japan)........................	960,969		8.63%.................................................................	94,000
199,150	Kimco Realty Corp., REIT......................................	2,917,548	120,531	SL Green Realty Corp., REIT, Series I, 6.50%...	3,040,997
335,500	Link REIT (Hong Kong)	3,397,631	79,525	VEREIT, Inc., Series F, 6.70%.............................	1,881,562
447,041	Newriver REIT, PLC (United Kingdom)..............	1,205,124			5,016,559
33,100	Regency Centers Corp., REIT.................................	1,942,308		Regional Malls – 0.3%
48,904	SITE Centers Corp., REIT.......................................	541,367	69,600	Brookfield Property REIT Inc., Series A,, 6.38%.................................................................................	1,506,840
1,074,136	Vicinity Centres, REIT (Australia).........................	1,967,074	9,662	CBL & Associates Properties Inc., REIT,
70,020	Weingarten Realty Investors, REIT	1,737,196		Series D, 7.38%................................................	102,224
		14,669,217		Pennsylvania Real Estate Investment Trust, REIT
	Storage – 0.5%		28,250	Series C, 7.20%................................................	454,542
135,859	CubeSmart, REIT.....................................................	3,897,795		Taubman Centers Inc., REIT,
27,925	Life Storage, REIT...................................................	2,596,746	115,275	Series J, 6.50%..................................................	2,764,294
30,975	Public Storage, REIT...............................................	6,269,650	53,650	Series K, 6.25%................................................	1,263,458
		12,764,191			6,091,358
	Warehouse / Industrial – 0.9%			Shopping Centers – 0.2%
387,100	AIMS AMP Capital Industrial, REIT, (Singapore)	377,742		Kimco Realty Corp., REIT,
278,320	Goodman Group, REIT (Australia).........................	2,083,847	1,925	Series I, 6.00%..................................................	46,181
564	Industrial & Infrastructure Fund		3,300	Series L, 5.13%.................................................	65,043
	Investment Corp., REIT (Japan).......................	585,586	675	Series M, 5.25%................................................	13,804
168,301	Industrial Logistics Properties Trust, REIT............	3,310,481	30,736	Saul Centers, Inc., REIT, Series C, 6.88%...........	774,701
1,168,440	Macquarie Mexico Real Estate Management SA			SITE Centers Corp., REIT,
	de CV, REIT (Mexico)......................................	1,049,421	38,800	Series A, 6.38%.......................................................	838,080
651,770	PLA Administradora Industrial S de RL de CV,		69,475	Series J, 6.50%........................................................	1,574,998
	REIT (Mexico)...................................................	775,421	3,000	Series K, 6.25%.......................................................	65,910
173,792	Prologis, Inc., REIT..................................................	10,205,067		Urstadt Biddle Properties, Inc., REIT,
202,005	Safestore Holdings, PLC, REIT (United		17,300	Series G, 6.75%................................................	425,580
	Kingdom)............................................................	1,304,114	63,325	Series H, 6.25%................................................	1,484,971
59,589	Spirit Realty Capital, Inc., REIT.............................	2,100,512			5,289,268
130,337	WPT Industrial Real Estate Investment Trust			Storage – 0.1%
	(Canada)..............................................................	1,601,842		National Storage Affiliates Trust, REIT,
	Total Common Stocks	23,394,033	48,350	Series A, 6.00%.......................................................	1,085,458
	(Cost $268,665,640)	253,742,011		Public Storage, REIT,
			875	Series B, 5.40%.......................................................	19,950
Preferred Stock – 1.0%			800	Series E, 5.15%..................................................	17,248
	Apartments/Single Family Residential – 0.2%		42,425	Series V, 5.38%.................................................	958,805
	American Homes 4 Rent, REIT		1,900	Series W, 5.20%......................................................	41,819
85,146	Series D, 6.50%.................................................	1,917,488	9,125	Series X, 5.20%.......................................................	201,206
55,475	Series E, 6.35%..................................................	1,228,771	11,925	Series Y, 6.38%.......................................................	299,437
60,425	Apartment Investment & Management Co., REIT,		3,750	Series Z, 6.00%.......................................................	93,938
	Series A, 6.88%...............................................	1,540,838			2,717,861
2,800	Mid-America Apartment Communities, Inc.,			Warehouse / Industrial – 0.0%
	REIT, Series I 8.50%........................................	176,176	2,675	QTS Realty Trust, Inc., REIT, Series A, 7.13%..	61,525
		4,863,273		Rexford Industrial Realty, Inc., REIT,
	Diversified – 0.0%		4,325	Series A, 5.88%.......................................................	96,707
	Digital Realty Trust, Inc., REIT		23,175	Series B, 5.88%.......................................................	509,618
850	Series C, 6.63%................................................	22,508			667,850
14,125	Series H, 7.38%...............................................	356,091		Total Preferred Stock	25,463,504
1,350	Series J, 5.25%.................................................	28,282		(Cost $27,716,941)

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2018 (Unaudited)(continued)

Par		Value	Par		Value
Corporate Debt – 0.6%				Shopping Centers – (continued)
	Apartments/Single Family Residential – 0.0%			BANK,........................................................................
	Essex Portfolio LP, REIT,		3,000,000	4.26%, 11/15/2060 Ser 2017-BNK5, Class E...	$ 1,982,459
$ 259,000	3.38, 4/15/2026%............................................	$ 247,549		BENCHMARK Mortgage Trust
			12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE........	1,110,986
	Diversified – 0.0%		5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E.............	3,106,170
	Lexington Realty Trust, REIT,		2,000,000	3.88%, 2/15/2051 Ser 2018-B2, Class A5.........	2,047,520
38,000	4.25% 6/15/2023.....................................................	37,554	3,680,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD........	405,587
56,000	4.40% 6/15/2024.....................................................	55,165	2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D...........	1,621,420
		92,719		CGMS Commercial Mortgage Trust,........................
	Health Care – 0.1%		2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D...........	1,546,780
	HCP, Inc., REIT,			Citigroup Commercial Mortgage Trust,...................
88,000	3.88%, 8/15/2024...................................................	86,606	2,500,000	3.23%, 9/15/2048 Ser 2015-P1, Class D...........	2,092,222
151,000	3.40%, 2/1/2025.....................................................	142,899	3,000,000	4.32%, 10/10/2049 Ser 2016-P5, Class E..........	2,181,319
	Senior Housing Properties Trust, REIT,		49,822,686	0.77%, 3/10/2051 Ser 2018-B2, Class XA........	2,623,389
1,604,000	6.75%, 4/15/2020...................................................	1,628,110		Comm Mortgage Trust,..............................................
215,000	6.75%, 12/15/2021.................................................	225,286	2,932,500	5.19%, 3/10/2047 Ser 2014-UBS2, Class D.....	2,607,836
	Ventas Realty LP, REIT,		2,600,000	4.96%, 5/10/2047 Ser 2014-CR17, Class D......	2,458,027
556,500	3.50%, 2/1/2025.....................................................	532,718	1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D.....	1,235,414
		2,615,619	3,620,000	4.26%, 2/10/2048 Ser 2015-LC19, Class E.......	2,810,815
	Office Properties – 0.5%		2,000,000	3.65%, 10/10/2048 Ser 2015-LC23, Class D....	1,824,969
	Corporate Office Properties LP, REIT,		5,000,000	4.23%, 5/10/2051 Ser 2018-COR3, Class A3...	5,174,020
3,928,000	3.60%, 5/15/2023.....................................................	3,811,578		GS Mortgage Securities Trust,
1,079,000	5.25%, 2/15/2024.....................................................	1,118,610	2,000,000	4.75%, 8/10/2046 Ser 2013-GC14, Class F......	1,657,636
	Government Properties Income Trust, REIT,		3,500,000	4.97%, 4/10/2047 Ser 2014-GC20, Class D......	2,932,762
2,778,000	4.00%, 7/15/2022.....................................................	2,733,954	1,750,000	3.58%, 6/10/2047 Ser 2014-GC22, Class E......	1,199,653
458,000	Highwoods Realty LP, REIT, 3.63%, 1/15/2023.......	452,599		JP Morgan Chase Commercial Mortgage
	Kilroy Realty LP, REIT,			Securities Trust,
38,000	4.38%, 10/1/2025.....................................................	38,133	1,433,000	3.74%, 12/15/2046 Ser 2013-C16, Class E.......	1,202,252
	Piedmont Operating Partnership LP, REIT,			JPMBB Commercial Mortgage Securities Trust,
761,000	3.40%, 6/1/2023.......................................................	736,875	1,425,000	4.66%, 4/15/2047 Ser 2014-C19, Class D.........	1,275,390
	Qualitytech LP / QTS Finance Corp.,			Morgan Stanley Bank of America Merrill Lynch Trust,
248,000	4.75%, 11/15/2025...................................................	231,880	2,153,000	4.13%, 5/15/2046 Ser 2013-C9, Class D...........	2,010,227
2,127,000	Select Income, REIT, 4.15%, 2/1/2022.......................	2,103,936	1,250,000	4.75%, 6/15/2047 Ser 2014-C16, Class D........	1,122,230
	SL Green Realty Corp., REIT,		3,576,000	4.41%, 10/15/2048 Ser 2015-C26, Class E......	2,597,473
320,000	4.50%, 12/1/2022.....................................................	323,845	4,012,000	3.30%, 11/15/2052 Ser 2017-C34, Class E......	2,423,967
		11,551,410		SG Commercial Mortgage Securities Trust,
	Regional Malls – 0.0%	13,676,730		2.00%, 10/10/2048 Ser 2016-C5, Class XA......	1,381,309
	CBL & Associates LP, REIT			UBS-Barclays Commercial Mortgage Trust,
369,000	5.25%, 12/1/2023................................................	292,433	24,193,980	1.79%, 12/10/2045 Ser 2012-C4, Class XA......	1,198,224
881,000	4.60%, 10/15/2024..............................................	660,750	2,000,000	5.20%, 8/10/2049 Ser 2012-C3, Class D...........	1,939,638
		953,183		Wells Fargo Commercial Mortgage Trust,
	Shopping Centers – 0.0%	2,125,000		4.61%, 11/15/2048 Series 2015-C31, Class E..	1,538,141
	Regency Centers Corp., REIT,			WFRBS Commercial Mortgage Trust,
57,000	3.75%, 11/15/2022............................................	56,909	2,650,000	3.99%, 5/15/2047 Series 2014-C20, Class D....	2,110,912
	SITE Centers Corp., REIT,				68,576,531
84,000	4.63%, 7/15/2022..............................................	86,248		Total Commercial Mortgage Backed Securities	68,576,531
		143,157		(Cost $67,614,741)
	Storage – 0.0%
	CubeSmart LP, REIT,	Shares
154,000	4.80% 7/15/2022.....................................................	159,233	Short-Term Investment – 3.2%
38,000	4.00% 11/15/2025...................................................	37,145	Morgan Stanley Institutional Liquidity Fund-
		196,378	84,080,753	Treasury Securities Portfolio..............................	84,080,753
	Total Corporate Debt..............................................	15,800,015		(Cost $84,080,753)
	(Cost $16,336,094)
				Total Investments – 98.9%....................................	2,588,597,687
Commercial Mortgage Backed Securities – 2.6%				(Cost $2,468,940,637)
	Banc of America Commercial Mortgage Trust,
2,375,000	3.25%, 2/1/2050 Ser 2017-BNK3, Class D.......	1,943,140		Other Assets Net of Liabilities – 1.1% ..........	29,988,574
	BANK,...........................................................................			Net Assets – 100.0%...............................................	$ 2,618,586,261
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD	900,689
2,000,000	2.80%, 11/15/2054 Ser 2017-BNK9, Class D...	1,540,498	*	Non-Tradable Securities
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E...	3,162,100	**	Partnership is not designated in units. The Fund owns approx. 5.7%
2,000,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D.....	1,611,357	***	Non-income producing security
See accompanying notes to portfolio of investments. 3 VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – December 31, 2018 (Unaudited)(continued)
					% of Net
	Portfolio Abbreviations:			Industry	Assets
	LP – Limited Partnership			Diversified................................................................	84.8%
	PLC – Public Limited Company			Commercial Mortgage Backed Securities..............	2.6%
	REIT – Real Estate Investment Trust			Short-Term Investments..........................................	3.2%
				Office Properties......................................................	1.9%
				Apartments/Single Family Residential...................	1.7%
				Regional Malls.........................................................	0.9%
				Warehouse/Industrial	0.9%
				Shopping Centers.....................................................	0.8%
				Health Care...............................................................	0.6%
				Storage......................................................................	0.6%
				Hotels........................................................................	0.5%
				Real Estate Operation/Development.......................	0.3%
				Residential................................................................	0.1%
				Mortgages.................................................................	0.0%
				Other Assets Net of Liabilities................................	1.1%
				Total..........................................................................	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Nine Months Ended December 31, 2018 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Nine Months Ended December 31, 2018 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the nine months ended December 31 , 2018, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2018	Price	Inputs	Inputs

Common Stocks *...........................................	$ 253,742,011	$ 253,742,011	$ – .	$ – .
Preferred Stocks *...........................................	25,463,504	25,463,504	– .	– .
Corporate Debt *.............................................	15,800,015	– .	– .	15,800,015
Commercial Mortgage Backed Securities*.......	68,576,531	– .	68,576,531	– .
Short-Term Investments*................................	84,080,753	84,080,753	– .	– .
Subtotal..........................................................	$ 447,662,814	$ 363,286,268	$ 65,576,531	$ 15,800,015
Private Investment Funds*..............................	$ 2,140,934,873
Total...............................................................	$ 2,588,597,687

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the nine months ended December 31, 2018.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

Restricted securities - Securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  This and other important information are described in the Fund's Prospectus dated October 18, 2018.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

For the Nine Months Ended December 31, 2018 (Unaudited) (continued)

As of December 31, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	132,272	$ 124,797	$ 134,935	$ —	5.1%	45 Days
Class B Shares	7/2/2013	47,116	44,453	48,064	—	1.8%	45 Days
AEW Value Investors U.S. LP	8/17/2017	24,886,932	25,000	24,905	25,000	1.0%	(d) 90 Days
Barings Core Property Funds LP	9/30/2013	562,619	66,625	73,832	—	2.8%	(e) 60 Days
Barings European Core Property Funds LP	3/29/2018	53,911	60,516	61,707	11,482	2.4%	60 Days
CBRE U.S. Core Partners REIT Operating LP	3/29/2018	71,887,668	100,000	102,081	—	3.9%	60 Days
Clarion Lion Properties Fund LLC	9/30/2013	158,501	211,180	238,175	—	9.1%	90 Days
Harrison Street Core Property Fund	8/13/2014	86,966	113,000	119,127	—	4.5%	45 Days
Heitman America Real Estate LP	12/2/2014	172,306	200,000	213,146	—	8.1%	90 Days
Heitman Core Real Estate Debt Income Trust LP	7/26/2017	97,822	100,000	100,422	10,000	3.8%	(h) 90 Days
Invesco Core Real Estate USA	12/31/2013	600	99,500	111,980	—	4.3%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units	9/30/2014	799,259	98,426	101,526	—	3.9%	45 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	88,940	136,200	145,654	4,589	5.6%	45 Days
Class B Shares	8/31/2015	34,420	52,711	56,369	—	2.2%	45 Days
Mesa Core Lending Fund LP, Class A Shares	7/15/2015	62,622	66,079	66,362	13,920	2.5%	30 Days
Met Life Commercial Mortgage Income Fund	10/1/2015	49,078	50,000	50,311	—	1.9%	90 Days
RREEF America REIT II, LP	9/30/2013	1,729,434	194,320	214,052	—	8.2%	45 Days
Trumbull Property Fund, LP	4/1/2016	5,729	61,219	64,398	—	2.5%	(f) 60 Days
Trumbull Property Income Fund, LP	9/30/2013	9,001	107,500	113,060	—	4.3%	60 Days
US Government Building, LP	5/1/2014	(g)	93,000	100,829	—	3.9%	60 Days
Total			$ 2,004,526	$ 2,140,935	$ 64,991	81.8%

(a)     The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)     Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)     The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)     Shares are subject to an initial lockup period as a result of receiving founding investor shares.  These lockups end on December 31, 2020.

(e)     The Barings Core Property Fund LP currently has a redemption queue.  The Investment Manager expects that investors who entered the queue in December will likely be liquidated within 1-2 quarters.

(f)      The Trumbull Property Fund LP currently has a redemption queue.  The Investment Manager expects that investors who entered the queue in December will likely be liquidated within 4-6 quarters.

(g)     Partnership is not designated in units. The Fund owns approximately 5.7% at December 31, 2018.

(h)     Shares are subject to an initial lock-up period as a result of receiving founding investor shares.  These lock-ups end in June and September of 2020.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    2/28/2019

By (Signature and Title)         /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    2/28/2019